CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalent and restricted cash

	As of December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Cash on hand	1,279	28	4	159
Cash at banks	4,094,193	2,223,405	7,135,089	284,028,860
Cash in transit	—	—	216,905	8,634,409
Cash equivalents	—	1,083,360	—	—
Total cash and cash equivalents	4,095,472	3,306,793	7,351,998	292,663,429
Short-term restricted cash	102,932	2,371,038	766,885	30,527,646
Long-term restricted cash	660,363	1,610,439	1,836,864	73,120,656
Total cash, cash equivalents and restricted cash	4,858,767	7,288,270	9,955,747	396,311,731